Summary of Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[2]
Property Subject to or Available for Operating Lease [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 3,720,334	$ 3,696,311	[1]
Prepaid expenses and other current assets	13,584	$ 8,385
Purchase-leaseback Transactions
Property Subject to or Available for Operating Lease [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	14,015
Prepaid expenses and other current assets	7,136
Purchase price	$ 21,151

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").